SELLING AND MARKETING EXPENSES	12 Months Ended
Jun. 30, 2025
Selling And Marketing Expenses
SELLING AND MARKETING EXPENSES

NOTE 11 — SELLING AND MARKETING EXPENSES

	For the years ended June 30,
	2025	2024	Change	Change
	USD	USD	USD	%
Payroll, MPF and staff benefits expense	$740,960	$963,944	$(222,959)	(23.1)
Rental, rates and property management expense	299,713	249,994	49,719	19.9
Credit card commission	109,474	131,853	(22,379)	(17.0)
Depreciation - PPE	76,077	234,267	(158,190)	(67.5)
Depreciation – ROU	6,028	12,448	(6,420)	(51.6)
Lease expenses	807,507	1,016,558	(209,051)	(20.6)
Advertising, marketing and promotion expense	90,721	231,008	(140,287)	(60.7)
Other expenses	106,033	119,991	(13,983)	(11.7)
Total	$2,236,513	$2,960,063	$(723,550)	(24.4)